Long-term debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	$ 1,153.3
Borrowings	100.0
Repayments/Extinguishments	(798.8)
Fair Value changes	142.8
Interest & Accretion	31.0
Liabilities arising from financing activities at end of period	628.3
Long-term debt
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	396.0
Borrowings	0.0
Repayments/Extinguishments	0.0
Fair Value changes	0.0
Interest & Accretion	1.0
Liabilities arising from financing activities at end of period	397.0
Interest payable
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	14.1
Borrowings	0.0
Repayments/Extinguishments	(30.0)
Fair Value changes	0.0
Interest & Accretion	30.0
Liabilities arising from financing activities at end of period	14.1
Rainy River gold stream obligation
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	199.9
Borrowings	0.0
Repayments/Extinguishments	(34.2)
Fair Value changes	51.6
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	217.3
New Afton free cash flow interest obligation
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	543.4
Borrowings	0.0
Repayments/Extinguishments	(634.6)
Fair Value changes	91.2
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	0.0
Credit facility
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	0.0
Borrowings	100.0
Repayments/Extinguishments	(100.0)
Fair Value changes	0.0
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	$ 0.0